13 FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts due from customers greater than 90 day	$ 490,039	$ 579,331
Bad Debt Expense	226,085	51,410	$ 103,903
Interest expense	$ 93,583	(467)	$ (64,720)	[1]
Silicon Valley Bank
Debt Instrument, Description	credit facility with Silicon Valley Bank
Long-term Line of Credit	$ 933,159	2,000,000
Line of Credit Facility, Expiration Date	Feb. 28, 2018
Line of Credit Facility, Collateral	secured by the Company’s intellectual property, which consists of all recognized and unrecognized intangible assets
Line of Credit Facility, Interest Rate Description	prime plus 1.25% to 2.5%
Interest expense	$ 93,583	$ 5,514
Debt Instrument, Covenant Compliance	Company is required to comply with certain financial covenants on a monthly basis

[1]	(Note 11)